Basis of Presentation (Details Narrative)	May 10, 2023 $ / shares	Apr. 25, 2023 ₪ / shares shares	Apr. 23, 2023 ₪ / shares shares	Apr. 22, 2023 ₪ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 shares	Dec. 22, 2022 $ / shares	Dec. 31, 2021 shares
Subsequent Event [Line Items]
Share price | $ / shares	$ 1.00				$ 1.00		$ 0.29
Common stock, shares issued					2,688,541	2,688,541		22,360,987
Common stock, shares outstanding					2,688,541	2,688,541		22,360,987
Common Stock, Shares Authorized					9,290,000	9,290,000		92,900,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share price | ₪ / shares		₪ 0.06	₪ 0.60	₪ 0.06
Common stock, shares issued		26,881,144	26,881,244
Common stock, shares outstanding		26,881,144	26,881,244
Subsequent Event [Member] | M And AA [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized		92,900,000	9,290,000	92,900,000